Segmented Information (Details) - USD ($)	3 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Nov. 30, 2018
Revenues	$ 343,536	$ 334,518
Assets	7,552,520		$ 11,474,227
Total property and equipment	2,633,618		2,755,993
Canada [Member]
Revenues	0	0
Assets	7,552,520		11,474,224
Total property and equipment	2,633,618		$ 2,755,993
United States [Member]
Revenues	$ 334,518	$ 343,536